Leases	6 Months Ended
Jun. 30, 2023
Leases [Abstract]
Leases
(5)
Leases

(a)
Lessor

The Company’s lease rental income for the three and six months ended June 30, 2023 and 2022 were as follows:

	Three Months Ended June 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$140,050	$10,157	$150,207	$149,493	$12,345	$161,838
Interest income on net investment in finance leases	26,025	—	26,025	27,102	—	27,102
Interest income on container leaseback financing receivable	11,827	—	11,827	10,733	—	10,733
Variable lease revenue	3,568	536	4,104	3,226	333	3,559
Total lease rental income	$181,470	$10,693	$192,163	$190,554	$12,678	$203,232

	Six Months Ended June 30,
	2023			2022
	Owned	Managed	Total	Owned	Managed	Total
Lease rental income - operating leases	$281,128	$20,531	$301,659	$298,324	$24,701	$323,025
Interest income on net investment in finance leases	52,512	—	52,512	54,560	—	54,560
Interest income on container leaseback financing receivable	23,665	—	23,665	17,752	—	17,752
Variable lease revenue	7,956	1,272	9,228	5,995	618	6,613
Total lease rental income	$365,261	$21,803	$387,064	$376,631	$25,319	$401,950

Variable lease revenue includes other charges set forth in the leases, such as handling fees, pick-up and drop-off charges and charges for damage protection plan.

For finance leases, the net selling gain (loss) recognized at lease commencement, representing the difference between the estimated fair value of containers placed on these leases and their net book value, in the amount of $20 and $1,172 for the three months ended June 30, 2023 and 2022, respectively, and $(125) and $1,172 for the six months ended June 30, 2023 and 2022, respectively, were included in “gain on sale of owned fleet containers, net” in the condensed consolidated statements of operations.

Net Investment in Finance Leases

The following table represents the components of the net investment in finance leases as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Future minimum lease payments receivable	$2,370,152	$2,487,365
Residual value of containers	47,010	47,686
Less: unearned income	(661,325)	(713,736)
Net investment in finance leases (1)	1,755,837	1,821,315
Less: Allowance for credit losses	(892)	(1,279)
Net investment in finance leases, net (2)	$1,754,945	$1,820,036
Amounts due within one year	130,681	130,913
Amounts due beyond one year	1,624,264	1,689,123
Net investment in finance leases, net	$1,754,945	$1,820,036

(1)
One major customer represented 81.5% and 80.8% of the Company’s finance leases portfolio as of June 30, 2023 and December 31, 2022, respectively. No other customer represented more than 10% of the Company’s finance leases portfolio in each of those periods.

(2)
As of June 30, 2023 and December 31, 2022, the fair value of net investment in finance leases (including the short-term balance) was approximately $1,576,494 and $1,659,155, respectively, and was measured using Level 2 inputs.

Container Leaseback Financing Receivable

The Company’s container leaseback financing receivable pertains to containers purchased that were leased back to the seller-lessees through a sales-type leaseback arrangement that are accounted for as financing transactions.

The following table represents the components of the container leaseback financing receivable as of June 30, 2023 and December 31, 2022:

	June 30, 2023	December 31, 2022
Future minimum payments receivable	$1,295,692	$1,179,515
Less: unearned income	(401,301)	(354,769)
Container leaseback financing receivable (1)	894,391	824,746
Less: Allowance for credit losses	(63)	(114)
Container leaseback financing receivable, net (2)	$894,328	$824,632
Amounts due within one year	59,519	53,652
Amounts due beyond one year	834,809	770,980
Container leaseback financing receivable, net	$894,328	$824,632

(1)
One major customer represented 98.2% and 97.4% of the Company’s container leaseback financing receivable portfolio as of June 30, 2023 and December 31, 2022, respectively.

(2)
As of June 30, 2023 and December 31, 2022, the fair value of container leaseback financing receivable (including the short-term balance) was approximately $769,422 and $732,951, respectively, and was measured using Level 2 inputs.

(b)
Lessee

Right-of-use (“ROU”) lease assets and lease liabilities are recognized for the Company’s office space leases at the commencement date based on the present value of lease payments over the lease term. As of June 30, 2023 and December 31, 2022, ROU operating lease assets amounted to $6,443 and $7,299, respectively, which were reported in “other assets” in the condensed consolidated balance sheets. As of June 30, 2023 and December 31, 2022, total lease liabilities amounted to $8,096 and $9,112, respectively, which were reported in “other liabilities” in the condensed consolidated balance sheets. Operating lease expense amounted to $588 and $578 for the three months ended June 30, 2023 and 2022, respectively, and $1,174 and $1,150 for the six months ended June 30, 2023 and 2022, respectively.